Exhibit 99.3

NARRATIVE

SAIF 2024-CES1

By – Sutherland Mortgage

Description of Services

Sutherland Mortgage performed certain due diligence services (the “Review”) described below on Non-Agency Eligible Mortgage Loans (“Loans”) backed by residential properties originated or acquired by SAIF I Trust (the “Client”) or its affiliated company. The Review was conducted from July 2023 via files imaged and provided by the Client for review.

The diligence review consisted of a population of ten (10) Loans with a total principal balance of $598,350.00

Loan Sampling

The Client defined the sample size and the random sampling of the Loans to be included in the review. Sutherland Mortgage conducted review of the loans consistent with the criteria for specific Nationally Recognized Statistical Rating Organizations (NRSROs), Fitch, S&P Global Ratings, DBRS/Morningstar, and Kroll.

Data Integrity
Sutherland Mortgage performed a data comparison review of the data fields provided by the client on the loan tape to the data found in the loan file captured by Sutherland Mortgage.

Field Label
Amortization	No tolerance
Subject Property State	No tolerance
Subject Property Zip Code	No tolerance
Original Loan Amount	No tolerance
Original interest Rate	No tolerance
Debt to Income Ratio – Back	No tolerance
Occupancy Type	No tolerance
Margin (ARM)	No tolerance
Maturity date	No tolerance
Loan Type	No tolerance
Subject Property Type	No tolerance
Number of Units	No tolerance
Original LTV	No tolerance
Combine LTV	No tolerance
Credit Scope- Representative	No tolerance
Loan Purpose	No tolerance
Lien Position	No tolerance
Original Term	No tolerance
Original Appraisal Value	No tolerance
First time Home Buyer	No tolerance
Self Employed	No tolerance
I/O Flag	No tolerance
DSCR (if applicable)	No tolerance
ATR/QM Status	No tolerance

Compliance Review

Sutherland Mortgage tested each mortgage loan to verify that it was consummated in compliance with the applicable federal, state, and local anti-predatory lending statues in effect at the time of origination of the mortgage loan. Sutherland Mortgage review included review of:

●	Predatory Lending requirements, that are imposed by federal, state and/or local statutory, regulatory or authoritative determinations (e.g. state constitutional provisions, ordinances, interpretations, judicial determinations, etc.) that impose civil or criminal liability upon the Assignee or may cause significant loss severity to the value of the asset. Assignee shall have the meaning as defined in the TILA;
●	the Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. §1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 1026
●	the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 12 C.F.R. Part 1024;
●	the Equal Credit Opportunity Act (“ECOA”), 15 U.S.C. §1691 as implemented by Regulation B,12 C.F.R. §1001.1(b);
●	Compliance Documentation Requirements
Review of the following documents as they related to regulatory compliance:

i.	Initial and final application (1003)
ii.	Note, including all addendums
iii.	Copy of note for any junior liens (if applicable)
iv.	Mortgage / Deed of Trust, including all riders
v.	Initial and Re-disclosed Loan Estimates (“LE”)
vi.	Initial CD (i.e., the CD required to be received by the borrower(s) at least 3 business days prior to consummation) and re-disclosed CDs (as applicable and permitted by TILA/RegulationZ
vii.	Notice of Right to Cancel (if applicable)
viii.	Rate Lock Date Information;
●	Anti-Predatory Lending (Assignee Liability) Review of federal, state & local high cost, higher-priced and/or consumer finance laws and regulations that carry Assignee Liability. Any loan that is determined to be classified and/or defined as high cost, higher-priced, subprime, threshold, predatory high risk, covered or similar classification/definition must be reported.
●	Compliance Testing Elements
●	Truth-in-Lending Act (TILA) / Regulation Z: Review to determine compliance with the following requirements of TILA and Regulation Z, including, but not limited to, the following:
i.	TILA/RESPA Integrated Disclosure Testing. A review and comparison of LEs and CDs with a report outlining any TILA violations, including a re-calculation of disclosed finance charge, principal and interest calculations, proper completion of the Projected Payments table, recalculation of disclosed APR and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes. Testing was conducted to fulfill the elements of the Structured Finance Association (SFA) TRID Compliance Review Scope (“TRID Grid 4.0” v. 2/16/2023);
ii.	Right of Rescission. A review of the TILA Right of Rescission, Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s). The appropriate Model Form will be tested according to appliable U.S. Court of Appeals, Circuit Court rulings;
iii.	Qualified Mortgage and Ability to Repay. A review to ensure the mortgage loan meets the applicable Qualified Mortgage (“QM”) and Ability-to-Repay (“ATR”) requirements as set forth in regulations promulgated by the Consumer Financial Protection Bureau as found at 12 CFR § 1026.43. QM and ATR testing is detailed below.
■	Real Estate Settlement Procedures Act (RESPA)/Regulation X: Review to ensure compliance with RESPA/Regulation X documentation and timing requirements in effect at origination of the mortgage loan for RESPA disclosures (Servicing Disclosure Statement; Affiliated Business Arrangement Disclosure; Initial Escrow Disclosure Statement; List of Homeownership Counselling Organizations).

■	Equal Credit Opportunity Act (ECOA)/Regulation B: Confirm compliance with the January 18, 2014 requirements regarding the disclosure of the right to receive a copy of appraisals within three (3) business days of application, the right to receive a copy of the appraisals at least three (3) business days prior to consummation and any applicable waiver. The disclosure of the right to receive a copy of appraisals may be met by the disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).
■	Fair Credit Reporting Act (FRCA)/Regulation V: Confirm compliance with the current FCRA/Regulation V requirements regarding risk-based pricing notice, credit score disclosure and Notice to Home Loan Applicant, as applicable.
■	Miscellaneous Compliance Testing:
i.	Mandatory Arbitration – Sutherland Mortgage would report mandatory arbitration provisions present in the loan file.
ii.	Single Premium Credit Insurance – Sutherland Mortgage would report single premium credit insurance policies or debt cancellation agreements present in the loan file.
iii.	TPR will test for state prepayment and late charge restrictions. If a prepayment penalty that exceeds the state permitted penalty has expired, this must be reported.
●	State & Local Anti – Predatory Requirements

The following itemization of generally understood current and historic state and local anti-predatory lending requirements, as customary in secondary market due diligence compliance testing. Sutherland tested for compliance with these laws to the extent they are applicable to non-consumer-purpose loans:

Arkansas	●	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
California	●	California Anti-Predatory Lending (“Covered Loan”, Cal. Fin. Code § 4970 et seq.
	●	California Higher-Priced Mortgage Loan (“CA HPML”), Cal. Fin. Code §4995 et seq.
Colorado	●	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq
Connecticut	●	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
	●	Connecticut Nonprime Home Loans, Conn. Gen. Stat. §§ 36a-760 et seq. (2008-2009) and (2009-Current)
District of Columbia	●	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
Florida	●	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (2002 – 2014).
George	●	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
Idaho	●	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq. (2003).
Illinois	●	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq. (Repealed)
	●	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003), Ill. Comp. Stat. tit. 815 §§ 137/1 et seq. (2004).
	●	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
	●	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
	●	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
Indiana	●	Indiana Home Loan Practices Act, as amended by HB 1179 (2005) Ind. Code § 24-9-1 et seq.
Kansas	●	Kansas Consumer Credit Code, Section 16a-3-308a, Kan. Stat. Ann. § 16a-1-101 et seq. 16.
Kentucky	●	Kentucky Anti-Predatory Lending Statute, as amended by Kentucky House Bill 552 (2008), Ky. Rev. Stat. § 360.100 et seq.

Maine	●	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007), 2125 (2008) and 1439 (2009), and regulation Z-3
Maryland	●	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
	●	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
Massachusetts	●	Massachusetts High-Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
	●	Massachusetts “Consumer’s Interest” Standard, M.G.L. Chapter 183, §28C.
	●	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17).
	●	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 Mass. Code Regs. §§ 32.00 et seq.
	●	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5
Michigan	●	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
Minnesota	●	Minnesota Mortgage Originator and Servicer Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
Nebraska	●	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
Neveda	●	Nevada Anti-Predatory Lending Law, AB No. 284 (2003), as amended by AB 4 (2007), Nev. Rev. Stat. § 598D.010 et seq.
New Jersey	●	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
New Mexico	●	New Mexico Home Loan Protection Act, SB 449 (2003) and as amended by SB 342 (2009), N.M. Stat. Ann. § 58-21A-1 et seq
New York	●	New York High-Cost Home Loan Regulations (1A - Original Part 41), 3 NYCCR Part 41 (2001).
	●	New York High-Cost Home Loan Act (1B - § 6-l), N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
	●	New York Subprime Home Loans, NY Bank. Law § 6-m.
North Carolina	●	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) as amended.
Ohio	●	Ohio Anti-Predatory Lending Statute, HB 386, as amended by S.B. 185 (2006), Ohio Rev. Code Ann. § 1.63.
	●	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
	●	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
	●	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004-618, Muni. Code §§ 201.01 et seq.
Oklahoma	●	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
	●	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.
Pennsylvania	●	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
	●	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
Rhode Island	●	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
	●	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).
South Carolina	●	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
	●	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq.
Tennessee	●	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
Texas	●	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
	●	The disclosure requirements and prohibitions of Section 50(a)(6) and 50(f)(2) of Article XVI of the Texas Constitution

Utah	●	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
	●	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
Vermont	●	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
Virginia	●	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
	●	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
Washington	●	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
West Virginia	●	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
Wisconsin	●	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202.
Wyoming	●	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

Qualified Mortgage With respect to QM (Safe Harbor and Higher-priced) designated loans, Sutherland Mortgage reviewed the loans based on available information in the loan file whether:

●	The loan contains risky loan features and terms (e.g., an interest only features or negative amortization)
●	The “point and fees” exceeds the applicable QM threshold.
●	The monthly payment was calculated appropriately.
●	The creditor considered and verified income or assets at or before consummation.
●	The creditor appropriately considered debt obligations, alimony and child support, and
●	At the time of consummation, if the debt-to-income ratio exceeds 43% (calculations are in accordance with Appendix Q to Regulation Z)

This portion of the review included a recalculation of all income and liabilities with attention to the appropriate documentation of each source. If a loan was designated as QM and is identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted un the QM rule, Sutherland Mortgage reviewed the loan to determine based on available information in the loan file if the loan satisfied in the above paragraph and performs a review of the Automated Underwriting System output in the file to confirm agency eligibility.

Each QM designated loan that satisfied the requirements above, Sutherland Mortgage then determined whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus applicable percentage. The review also included determining, as it applied, whether a loan is a qualified mortgage as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq).

General Ability to Repay (ATR)

Based on available information in the loan file, Sutherland Mortgage reviewed the information to determine if the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reliable third-party records, at or before consummation:

●	the consumers’ current or reasonably verifiable income and assets.
●	if the creditors relied on income from the consumer’s employment in determining repayment ability, the consumer’s current employment status.
●	the consumer’s monthly payment.
●	the consumer’s monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made.
●	the consumers monthly payment for mortgage related obligations.
●	the consumer’s current debt obligations, alimony, and child support.
●	the consumer’s monthly debt-to income ratio or residual income; and.
●	the consumer’s credit history

Additionally, this portion of the review was focused on full recalculation of income and debts, as well as the provided documentation to support each item used by the originator to determine the ability to repay.

Note: For loans designated as QM-Eligible, Sutherland Mortgage did not review for compliance requirements of Appendix Q or General Ability to Repay.

Sutherland Mortgage is not rendering an independent opinion or assessment when reviewing these loans and determining their conformity with ATR/QM factors as indicated above. Further, Sutherland Mortgage is not warranting or representing that a loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR, or other status based on additional or revised factors that may be considered by legislative, regulatory, administrative, or judicial authorities (“Authorities”). Sutherland Mortgage review of the loan was based solely on the information contained in the loan file at the time it was provided to Sutherland to review.

Credit Underwriting

Sutherland Mortgage reviewed the loan files to determine conformity to the underwriting guidelines that were provided to Sutherland Mortgage by SAIF I Trust. When applicable, a review of the mortgage loan file to Automated Underwriting System output within the mortgage loan file was performed.

Guideline Review – Sutherland Mortgage

did validate the mortgage loan was originated in accordance with required Underwriting Guidelines by reviewing the conformity of the mortgage loan, type of transaction, and the characteristics of the borrower as required by the guidelines. Certain mortgage characteristics to be examined included.

●	Transaction Type
●	Borrower characteristics
●	Loan Characteristics
●	DTI of the borrower
●	DSCR (if applicable)
●	LTV/CLTV/HTLTV
●	Credit score of each borrower
●	Asset reserves of the borrower
●	Property type
●	Property usage
●	Occupancy

Credit Application – The credit application was verified by Sutherland Mortgage and the following was reviewed.

●	The application was signed by all identified borrower(s)
●	Was substantially filled out.
●	Contained all known borrower-owned properties on the Real Estate Section 2
●	Included the Borrower’s employment history.

Credit Report – Sutherland Mortgage did confirm that a credit report that met guideline requirements was presented for each borrower and adhered to all applicable underwriting guidelines. To make this determination, Sutherland Mortgage did the following.

●	Capture the monthly consumer debt payment for use in required calculations.
●	Research and note the Real Estate owned.
●	Fraud alerts
●	data required for the ASF tab submission including.

●	The most recent FICO as available.
●	The number of trade lines, tradeline usage ratio, maximum trade line, and the longest tradeline.
●	The credit usage ratio

Employment and Income –Determined if applicable supporting employment and income documentation required by the underwriting guidelines.

Asset Review- Asset documentation was in the loan file and was required by the guidelines.

Hazard Insurance/Flood Insurance/Taxes – Sutherland Mortgage reviewed and analyzed the insurance present in the mortgage loan file. During the review, Sutherland Mortgage did verify the following.

●	Verify the hazard insurance met the minimum required amount of coverage as indicated by the underwriting guidelines.
●	Confirm the mortgage clause is listed in the lender’s name and has its successors and assigns.
●	Confirm that the monthly premium amount on both the hazard insurance and the flood insured (if required) matched the debt-to-income (DTI) calculations.
●	Review the tax certificate to verify and compare escrows used to calculate DTI matched.
●	Validate the flood certificate was pulled on the correct borrower, property, and lender and mortgage loan number.
●	Complete the property specific items including the following.
1.	For condominium and PUD properties, as applicable, confirm that the blanket mortgage policy includes “walls-in coverage”, or the file contains an HO-6 policy provided adequate coverage.
2.	Flood Zone properties as indicated by the Flood Certification, confirm flood insurance met guidelines requirements and minimum coverage was obtained per the underwriting guidelines.

Occupancy Review – Sutherland Mortgage did confirm the property occupancy was consistent with the mortgage loan approval borrower’s application disclosure based solely on information contained in the mortgage loan file and validated if any fraud reports obtained within connection with mortgage loan was reviewed.

Fraud Review – Sutherland Mortgage did locate and review the fraud report results located in the mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Sutherland Mortgage did condition the mortgage loan for the missing fraud report product.

Closing document Review: Sutherland Mortgage reviewed the closing documents that were present in the mortgage file, the Borrower(s) names, Subject Property Address, Legal Description, and confirmed the documents were signed by the Borrowers.

Valuation Review

Sutherland Mortgage review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. Sutherland Mortgage review did include, as applicable:

●	the approved form as outline by guidelines,
●	materially complete
●	the address matched the mortgage note,
●	in conformity with the guideline requirements for the property type in question,
●	completed by an appraiser that was actively licensed to perform the valuation

●	completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA,
●	made and signed prior to the final approval of the mortgage loan application,
●	completed and dated within the guideline restrictions,
●	the current use of the property is legal or legal non-conforming (grandfathered)
●	Photos present for Subject property and comparable.
●	the appraisal report does not include any apparent environmental problems
●	FIRREA Title XI – Check for the presence of the appraiser’s license and review for the presence of any red flags that may pose a risk to the property or occupants
●	USPAP – Reviewed the appraiser’s certification is present and executed within the original appraisal. Valuation Waterfall Loan originated with a Desk Review, RACR or Property Inspection Waiver “PIW” will review to the following: LTV as documents accurately reflects current valuation If a Desk Review or RACR report is provided, not major deviations from original 1004 or 2055

Grading Components

Due Diligence Grading Criteria

●	Upon completion of the loan files, Sutherland Mortgage assigned grading that considered critical factors based on the specific review completed, the product, the client, and the rating agency requirements.
●	The NRSRO criteria referenced for this report utilized for grading descriptions was based upon the NRSRO listed in the Form ABS Due Diligence –15 E.

Final Event Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines.
B	The loan meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, credit, and is in material compliance with all applicable laws and regulations, the value and valuation methodology is supported and meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.
Credit Event Grades
A	The loan meets the published guidelines without any exceptions. Employment, income, assets, and occupancy are supported and justifiable. The guarantor’s willingness and ability to repay the loan is documented and reasonable.
B	The loan meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. Employment, income, assets, and occupancy are supported and justifiable. The guarantor’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. Employment, income, assets, or occupancy are not supported and justifiable. The guarantor’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review, or the credit file was not furnished.
Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent, or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review, or the required legal documents were not furnished.

Valuation Event Grade
A	The value is supported within 10% of the original appraisal by supporting documents (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by supporting documents and there are no other valuation support documents provided. The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition, or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.
N/A	No secondary valuation.

Findings Summary

Summary Overview

Sutherland Mortgage review concluded the grading of the Compliance, Credit, and Property/Valuation sections. 70% (7) loans have an overall grade of “B” and 30% (3) loans have an overall grade of “A”

Review Tables
Overall Review Results
Final Grade	Loan Count	% of Sample
A	3	30%
B	7	70%
C	0	0%
D	0	0%
Grand Total	10	100%
Credit Review Results
Final Grade	Loan Count	% of Sample
A	10	100%
B	0	0%
C	0	0%
D	0	0%
Grand Total	10	100%
Compliance Review Results
A	3	30%
B	7	70%
C	0	0%
D	0	0%
Grand Total	10	100%
Property Review Results
Final Grade	Loan Count	% of Sample
A	0	0%
B	0	0%
C	0	0%
D	0	0%
N/A	10	100%
Grand Total	10	100%

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	7
		Missing Docs	3
		Income/Employment	1
		Eligibility	1
		Total Grade (A) Exceptions	12
Exception Type	Exception Level Grade	Exception Category	Total
Compliance	B	No Compliance Findings	8
		Mavent	5
		Total Grade (B) Exceptions	13

Data Comparison Results
Field Label	#Loans with Discrepancy	Total Times Compared	% Variance
Present Housing Expense	10	10	100%
Qualifying FICO	0	10	0%
Term	0	10	0%
Initial Originator Signature	10	10	100%
Property Address	0	10	0%
First Payment Date	0	10	0%
Property City	0	10	0%
MINNo	0	10	0%
Loan Amount	0	10	0%
Sales Price	0	9	0%
Qualifying LTV	0	10	0%
Property Zip Code	0	10	0%
Senior Lien Origination Date	6	10	60%
Loan Program	10	10	100%
Amortization Term	0	10	0%
Prepayment Penalty Total Term	0	10	0%
Maturity Date	0	10	0%
B1 Last Name	0	10	0%
Loan originator Name	10	10	100%